Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

January 31, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.9%
Safran S.A.(1)	197,823	$24,867,848

		$24,867,848

Banks — 6.1%
Bank of New York Mellon Corp. (The)(2)	1,039,094	$41,387,114
Citigroup, Inc.(2)	605,557	35,116,251
HDFC Bank, Ltd.(1)	951,589	18,166,258
ING Groep NV(1)	3,472,943	30,879,184
Mitsubishi UFJ Financial Group, Inc.	5,027,242	22,701,907
Wells Fargo & Co.	710,758	21,237,449

		$169,488,163

Beverages — 1.2%
Diageo PLC(2)	803,223	$32,247,132

		$32,247,132

Biotechnology — 1.2%
CSL, Ltd.	166,021	$34,419,723

		$34,419,723

Building Products — 0.9%
Assa Abloy AB, Class B(2)	1,049,408	$25,953,722

		$25,953,722

Chemicals — 0.8%
Sika AG	77,908	$21,199,680

		$21,199,680

Construction Materials — 1.0%
CRH PLC(1)	705,245	$28,939,586

		$28,939,586

Consumer Finance — 0.6%
Capital One Financial Corp.	159,915	$16,672,738

		$16,672,738

Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B(1)(2)	203,780	$46,435,349
ORIX Corp.(2)	1,746,635	28,026,314

		$74,461,663

Electric Utilities — 2.0%
Iberdrola S.A.	1,923,773	$26,046,314
NextEra Energy, Inc.(2)	351,127	28,395,640

		$54,441,954

Security	Shares	Value
Electrical Equipment — 2.9%
AMETEK, Inc.(2)	374,091	$42,369,547
Schneider Electric SE	255,825	37,442,711

		$79,812,258

Electronic Equipment, Instruments & Components — 5.1%
CDW Corp.	160,977	$21,194,232
Halma PLC	599,892	20,220,085
Keyence Corp.	50,082	26,888,077
Murata Manufacturing Co., Ltd.	230,839	22,171,630
TE Connectivity, Ltd.	242,543	29,202,177
Zebra Technologies Corp., Class A(1)	56,089	21,752,997

		$141,429,198

Entertainment — 2.3%
Nintendo Co., Ltd.	33,741	$19,422,508
Walt Disney Co. (The)(1)(2)	272,594	45,842,133

		$65,264,641

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.(2)	87,015	$19,783,730
Equity Residential	357,854	22,058,121

		$41,841,851

Food Products — 3.3%
Mondelez International, Inc., Class A(2)	848,385	$47,034,464
Nestle S.A.(2)	399,752	44,810,830

		$91,845,294

Health Care Equipment & Supplies — 4.6%
Alcon, Inc.(1)	439,695	$31,555,753
Boston Scientific Corp.(1)(2)	1,250,256	44,309,073
Intuitive Surgical, Inc.(1)(2)	42,395	31,696,198
Straumann Holding AG	18,146	20,113,546

		$127,674,570

Health Care Providers & Services — 0.9%
Anthem, Inc.	80,104	$23,789,286

		$23,789,286

Hotels, Restaurants & Leisure — 0.8%
Compass Group PLC(1)	1,213,862	$21,682,938

		$21,682,938

Security	Shares	Value
Industrial Conglomerates — 1.1%
DCC PLC	395,656	$29,765,043

		$29,765,043

Insurance — 2.5%
Allstate Corp. (The)	229,465	$24,594,059
Aviva PLC	5,318,220	24,325,974
AXA S.A.	981,101	21,735,650

		$70,655,683

Interactive Media & Services — 6.6%
Alphabet, Inc., Class C(1)(2)	60,977	$111,937,918
Facebook, Inc., Class A(1)(2)	193,826	50,071,071
Tencent Holdings, Ltd.	257,366	22,932,153

		$184,941,142

Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(1)(2)	34,522	$110,684,436

		$110,684,436

IT Services — 3.2%
Amadeus IT Group S.A.	524,155	$33,463,745
Global Payments, Inc.	90,236	15,928,459
Visa, Inc., Class A(2)	202,947	39,219,508

		$88,611,712

Leisure Products — 1.3%
Yamaha Corp.(2)	628,105	$35,397,708

		$35,397,708

Life Sciences Tools & Services — 0.6%
Lonza Group AG	27,895	$17,816,522

		$17,816,522

Machinery — 4.4%
Alstom S.A.(1)	431,139	$23,376,170
Ingersoll Rand, Inc.(1)	477,349	19,972,282
Sandvik AB(1)	1,113,494	27,731,682
SMC Corp.	41,971	25,399,278
Stanley Black & Decker, Inc.(2)	152,233	26,410,903

		$122,890,315

Metals & Mining — 1.5%
Rio Tinto, Ltd.(2)	501,607	$41,983,987

		$41,983,987

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp.	909,460	$14,187,576

		$14,187,576

Multi-Utilities — 0.5%
CMS Energy Corp.(2)	233,353	$13,273,119

		$13,273,119

Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.(2)	262,832	$22,393,287
EOG Resources, Inc.(2)	590,993	30,117,003
Phillips 66(2)	286,889	19,451,074

		$71,961,364

Personal Products — 1.6%
Unilever PLC(2)	744,222	$43,354,781

		$43,354,781

Pharmaceuticals — 7.0%
Eli Lilly & Co.(2)	205,983	$42,838,284
Novo Nordisk A/S, Class B	453,918	31,623,644
Roche Holding AG PC(2)	110,961	38,293,948
Sanofi	464,449	43,680,616
Zoetis, Inc.(2)	248,129	38,273,898

		$194,710,390

Professional Services — 3.2%
Recruit Holdings Co., Ltd.	702,365	$30,551,048
RELX PLC	1,697,812	42,035,239
Verisk Analytics, Inc.	91,375	16,767,313

		$89,353,600

Semiconductors & Semiconductor Equipment — 6.3%
ASML Holding NV(2)	95,284	$50,867,722
Infineon Technologies AG	1,001,428	40,120,769
Micron Technology, Inc.(1)(2)	492,924	38,581,162
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(2)	367,483	44,656,534

		$174,226,187

Software — 5.7%
Dassault Systemes SE(2)	119,771	$23,909,093
Intuit, Inc.	55,478	20,040,318
Microsoft Corp.(2)	492,908	114,334,939

		$158,284,350

Specialty Retail — 2.5%
Lowe’s Cos., Inc.(2)	191,074	$31,880,697
TJX Cos., Inc. (The)(2)	606,538	38,842,693

		$70,723,390

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.(2)	552,273	$72,877,945

		$72,877,945

Textiles, Apparel & Luxury Goods — 3.1%
adidas AG(1)(2)	151,174	$47,934,069
LVMH Moet Hennessy Louis Vuitton SE	65,213	39,427,455

		$87,361,524

Total Common Stocks (identified cost $1,814,831,378)		$2,769,093,019

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	18,069,113	$18,069,113

Total Short-Term Investments (identified cost $18,069,113)		$18,069,113

Total Investments — 100.2% (identified cost $1,832,900,491)		$2,787,162,132

Total Written Call Options — (0.3)% (premiums received $21,978,683)		$(8,088,348)

Other Assets, Less Liabilities — 0.1%		$2,417,833

Net Assets — 100.0%		$2,781,491,617

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written options.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	51.7%	$1,439,821,379
France	7.7	214,439,543
United Kingdom	7.7	213,631,192
Japan	7.6	210,558,470
Switzerland	7.3	202,992,456
Germany	3.2	88,054,838
Netherlands	2.9	81,746,906
Australia	2.7	76,403,710
Spain	2.1	59,510,059
Sweden	1.9	53,685,404
Taiwan	1.6	44,656,534
Denmark	1.1	31,623,644
Ireland	1.0	28,939,586
China	0.8	22,932,153
India	0.7	18,166,258

Total Investments	100.0%	$2,787,162,132

Written Call Options — (0.3)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,320	EUR	45,955,008	EUR	3,625	2/5/21	$(47,857)
Dow Jones Euro Stoxx 50 Index	1,300	EUR	45,258,720	EUR	3,650	2/12/21	(92,389)
Dow Jones Euro Stoxx 50 Index	1,320	EUR	45,955,008	EUR	3,650	2/19/21	(172,392)
Dow Jones Euro Stoxx 50 Index	1,310	EUR	45,606,864	EUR	3,600	2/26/21	(665,490)
FTSE 100 Index	330	GBP	21,144,618	GBP	6,750	2/19/21	(50,755)
FTSE 100 Index	310	GBP	19,863,126	GBP	6,800	2/19/21	(29,006)
Nikkei 225 Index	150	JPY	4,149,508,500	JPY	27,750	2/5/21	(501,762)
Nikkei 225 Index	140	JPY	3,872,874,600	JPY	29,000	2/12/21	(85,935)
Nikkei 225 Index	145	JPY	4,011,191,550	JPY	28,875	2/19/21	(228,322)
Nikkei 225 Index	140	JPY	3,872,874,600	JPY	28,500	2/26/21	(696,217)
S&P 500 Index	201	USD	74,656,224	USD	3,810	2/1/21	(37,687)
S&P 500 Index	202	USD	75,027,648	USD	3,780	2/3/21	(343,400)
S&P 500 Index	201	USD	74,656,224	USD	3,825	2/5/21	(187,935)
S&P 500 Index	201	USD	74,656,224	USD	3,800	2/8/21	(429,135)
S&P 500 Index	201	USD	74,656,224	USD	3,850	2/10/21	(213,060)
S&P 500 Index	202	USD	75,027,648	USD	3,775	2/12/21	(927,180)
S&P 500 Index	201	USD	74,656,224	USD	3,800	2/16/21	(728,625)
S&P 500 Index	202	USD	75,027,648	USD	3,850	2/17/21	(382,790)
S&P 500 Index	199	USD	73,913,376	USD	3,850	2/19/21	(457,700)
S&P 500 Index	199	USD	73,913,376	USD	3,850	2/22/21	(520,385)
S&P 500 Index	199	USD	73,913,376	USD	3,860	2/24/21	(532,326)
S&P 500 Index	200	USD	74,284,800	USD	3,840	2/26/21	(758,000)

Total							$(8,088,348)

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At January 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

At January 31, 2021, the value of the Fund’s investment in affiliated funds was $18,069,113, which represents 0.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$13,281,044	$141,856,119	$(137,068,050)	$—	$—	$18,069,113	$2,485	18,069,113

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$207,851,122	$42,354,661	$—	$250,205,783
Consumer Discretionary	181,407,826	144,442,170	—	325,849,996
Consumer Staples	47,034,464	120,412,743	—	167,447,207
Energy	71,961,364	—	—	71,961,364
Financials	199,630,536	145,835,287	—	345,465,823
Health Care	180,906,739	217,503,752	—	398,410,491
Industrials	105,520,045	267,122,741	—	372,642,786
Information Technology	417,788,271	217,641,121	—	635,429,392
Materials	—	92,123,253	—	92,123,253
Real Estate	41,841,851	—	—	41,841,851
Utilities	41,668,759	26,046,314	—	67,715,073
Total Common Stocks	$1,495,610,977	$1,273,482,042 *	$—	$2,769,093,019
Short-Term Investments	$—	$18,069,113	$—	$18,069,113
Total Investments	$1,495,610,977	$1,291,551,155	$—	$2,787,162,132

Liability Description
Written Call Options	$(5,518,223)	$(2,570,125)	$—	$(8,088,348)
Total	$(5,518,223)	$(2,570,125)	$—	$(8,088,348)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.